Deferred Income Tax and Other Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Recognized deferred tax assets in respect to tax losses	$ 183.8	$ 102.5
Deductible temporary differences associated with capital losses and other items for which deferred income tax assets have not been recognized	12.9	$ 15.6
Right-of-use asset	22.8
Additions, right-of-use asset	21.4
Lease liabilities	18.5
Lease liability, current	1.3
Additions, lease liability	$ 17.7